CORE DEPOSIT INTANGIBLE	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
CORE DEPOSIT INTANGIBLE

(7)	CORE DEPOSIT INTANGIBLE

Core deposit intangible is associated with the November 30, 2022, acquisition of FSBEC. The core deposit intangible is being amortized over a 10-year period on a straight-line basis. The amortization expense was $14,000 for the years ended December 31, 2025 and 2024. At December 31, the gross core deposit intangible and accumulated amortization were as follows:

	2025	2024

Core deposit intangible	$140	$140
Accumulated amortization	(42)	(28)

Net carrying value	$98	$112

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

Estimated amortization expense for the next 5 years and thereafter is as follows:

Year Ending December 31,
2026	$14
2027	14
2028	14
2029	14
2030	14
2031 and thereafter	28

$98